Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) (USD $) In Billions	Dec. 31, 2010
Consolidated Statements of Cash Flows [Abstract]
Noncash assets related to the consolidation of VIEs	$ 87.7
Noncash liabilities related to the consolidation of VIEs	$ 92.2